SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2024	Aug. 31, 2023	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	$ 41,594,601		$ 47,113,839
Total assets	51,280,390		55,720,231
Total current liabilities	16,883,491		30,147,346
Total liabilities	$ 17,235,347		30,159,520
Kuangre S H [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets		$ 47,166,299	47,427,874
Total assets		53,373,577	55,420,349
Total current liabilities		42,047,344	48,814,652
Total liabilities		$ 42,047,344	$ 48,827,831